Fixed assets - Property, plant and equipment - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Net book value of property, plant and equipment in the opening balance	€ 31,640	€ 30,484	€ 29,075
Financed assets	5,698	6,329	5,947
Impact of changes in the scope of consolidation	1,142	262	130
Disposals and retirements	(192)	(181)	(102)
Depreciation and amortization, property, plant and equipment	(5,109)	(4,725)	(4,796)
Impairment of fixed assets	(1)	(23)	(5)
Translation adjustment	13	(291)	129
Reclassifications and other items	1	(216)	105
Net book value of property, plant and equipment in the closing balance	33,193	31,640	30,484
VOO
Reconciliation of changes in property, plant and equipment [abstract]
Impact of changes in the scope of consolidation	1,132
Finance leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Financed assets	233	229	40
Financed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Financed assets	233	229	40
Depreciation and amortization, property, plant and equipment	(129)	(107)	(84)
Fixed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation and amortization, property, plant and equipment	€ (4,980)	€ (4,618)	€ (4,712)